Subsequent Events (Details) - Subsequent Event [Member] - USD ($)					1 Months Ended
	Jul. 08, 2021	Jul. 07, 2021	Jan. 07, 2021	Jan. 06, 2021	Jul. 19, 2021	Jul. 16, 2021	Jan. 19, 2021	Jan. 19, 2021
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)						140,000
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Original principal amount				$ 1,670,000
Gross proceeds				$ 1,500,000
Aggregate sale of shares (in Shares)			15,000,000
Purchase price (in Dollars per share)			$ 1.63
Gross proceeds			$ 24,450,000
Common Stock Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Aggregate sale of shares (in Shares)							15,700,000
Commitment amount								$ 40,000,000
Percentage of purchase price								90.00%
Convertible Notes Payable [Member]
Subsequent Events (Details) [Line Items]
Convertible notes payable		$ 200,000				$ 1,683,193.1
Issued shares of common stock (in Shares)	260,254				1,980,227